Dispositions of subsidiaries (Details Narrative) - Third Party [Member] - USD ($)	1 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Farmmi Food and Farmmi Supply Chain [Member]
Ownership percentage		100.00%
Proceeds from sale of equity		$ 2,754
Guoning Zhonghao
Ownership percentage		100.00%
Proceeds from sale of equity		$ 1,405
Ningbo Farmmi
Ownership percentage		100.00%
Proceeds from sale of equity		$ 702
Farmmi Biotech
Ownership percentage	100.00%
Proceeds from sale of equity	$ 1,405